INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Associates not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the associates' profits	¥ 272,584	$ 42,774	¥ 145,737	¥ 48,767
Aggregate carrying amount of the Group's investments in the associates	9,636,634		9,173,410	¥ 9,512,401	$ 1,512,198
Associates
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Investments in joint ventures and associates (Note 9)			396,000
Aggregate associates that are not individually material
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the associates' profits	(37,780)		83,519
Share of the associates' total other comprehensive income	6,292
Share of the associates' total comprehensive income	(31,488)		83,519
Aggregate carrying amount of the Group's investments in the associates	¥ 7,443,473		¥ 7,619,932